Investment properties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation of changes in investment property [abstract]
Beginning balance	$ 3,214
Transfer to right-of-use asset	(1,409)
Derecognition of investment property	(1,566)
Amortization	(239)
Ending balance	$ 0